Financial assets designated at fair value - Financial assets designated at fair value (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [line items]
Financial assets	$ 2,433,785	$ 2,293,296
Financial assets designated at fair value
Disclosure of financial assets [line items]
Financial assets	29,464	24,756
Securities | Financial assets designated at fair value
Disclosure of financial assets [line items]
Financial assets	29,456	24,677
Treasury and other eligible bills | Financial assets designated at fair value
Disclosure of financial assets [line items]
Financial assets	606	204
Debt securities
Disclosure of financial assets [line items]
Financial assets	52,919	46,923
Debt securities | Financial assets designated at fair value
Disclosure of financial assets [line items]
Financial assets	4,090	4,189
Equities | Financial assets designated at fair value
Disclosure of financial assets [line items]
Financial assets	24,760	20,284
Loans and advances to banks and customers | Financial assets designated at fair value
Disclosure of financial assets [line items]
Financial assets	$ 8	$ 79